================================================================================

          ============================================================
                                  HOTCHKIS AND

                                  WILEY FUNDS
          ============================================================
                      Equity Fund For Insurance Companies
                                 ANNUAL REPORT
    ------------------------------------------------------------------------
                                 June 30, 1997

                        800 West 6th Street, Fifth Floor
                             Los Angeles, CA 90017
                                 (213) 362-8888

                     Investment Advisor: HOTCHKIS AND WILEY
================================================================================

    HOTCHKIS
    AND WILEY  Equity Fund for Insurance Companies

    ------------------------------------------------------------------------

DEAR SHAREHOLDER:
The Equity Fund for Insurance Companies' total return for the fiscal year ended June 30, 1997 was 28.2%. As the markets continue to reach new highs, it becomes harder and harder to find the underlying fundamental support for current price levels. This is particularly true for a narrow group of stocks that have benefited the most from the current bull market. Over the last three and a half years, the 50 largest capitalization stocks have consistently outperformed the balance of stocks in the S&P 500. This outperformance has resulted in a concentrated market in which the largest capitalization names sell at extreme values relative to the broader market. In fact, the leadership in the market in 1996 was so narrow that a small group of five stocks -- Intel, Microsoft, IBM, Coca-Cola, and General Electric -- actually accounted for more than one fourth of the S&P 500's total return. This concentration of performance has persisted into 1997.

Over the long-term, stocks will ultimately reflect intrinsic value. It is true that sometimes it takes a change of psychology for this value to be realized, but it inevitably takes place. With this in mind, we have positioned our portfolio in those areas of the market where valuation opportunities still exist. We continue to overweight the financials, basic materials, consumer durables, and utility sectors of the market. Although our exposure to financials remains above market, we have selectively been reducing this position as some of these stocks have reached fair value.

Our disciplined style of value investing emphasizes buying financially strong companies selling at a low price to earnings multiple, with above market dividend yield. Since the firm's inception in 1980, this approach has tended to keep pace with up markets and add significant outperformance during down quarters. We think the portfolio, as currently constructed, represents strong relative and absolute value with a projected price to earnings ratio of 13.4x compared to 18.7x for the S&P 500 Index and a dividend yield of 3.1% compared to the S&P 500 Index of 1.7%. We continue to manage the portfolio by adherence to our investment disciplines which emphasize these lower risk characteristics. We believe it is biased toward outperformance and expect that it will perform very well when investors once again focus on rational valuation in the market place.

Gail Bardin
Managing Director, Hotchkis and Wiley
Portfolio Manager

                     EQUITY FUND FOR INSURANCE COMPANIES
                       JANUARY 19, 1993 - JUNE 30, 1997



              1359-CUM       SP-CUM
1Q93         10180.0000    10443.0000
2Q93         10472.1660    10484.7720
3Q93         10785.2838    10757.3761
4Q93         11072.1723    11004.7957
1Q94         10345.8378    10586.6135
2Q94         10622.0717    10628.9599
3Q94         11266.8314    11151.9048
4Q94         10844.3252    11151.9048
1Q95         11874.5361    12233.6395
2Q95         12812.6245    13395.8353
3Q95         13968.3232    14466.1625
4Q95         14570.3580    15325.4526
1Q96         15526.1734    16168.3525
2Q96         15754.4082    16895.9283
3Q96         16137.2403    17419.7021
4Q96         17349.1471    18893.4089
1Q96         17749.9124    19388.4162
2Q97         20199.4003    22781.3891


                                         Ended
                                        6/30/97
--------------------------------------------------
One Year                                28.2%
--------------------------------------------------
Three Years                             23.9%
--------------------------------------------------
Since Inception                         17.2%
(1/29/93)
--------------------------------------------------


Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Past performance is not predictive of future performance. The representative market index is unmanaged. The annual returns reflect the reinvestment of all dividends and distributions, as well as the agreement of Hotchkis and Wiley, the Fund's advisor, to pay the Fund's fees and expenses other than the advisory fee.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 1997

                    COMMON STOCKS--97.0%                       SHARES        VALUE
-------------------------------------------------------------------------------------
AEROSPACE--2.6%
     Northrop Grumman Corporation...........................     5,600    $   491,750
     Rockwell International Corporation.....................     6,000        354,000
                                                                          -----------
                                                                              845,750
                                                                          -----------
APPAREL & TEXTILES--0.3%
     Russell Corporation....................................     3,800        112,575
                                                                          -----------
AUTO-RELATED--1.3%
     Dana Corporation.......................................    11,000        418,000
                                                                          -----------
AUTOS & TRUCKS--4.7%
     Ford Motor Company.....................................    24,500        924,875
     General Motors Corporation.............................    11,300        629,269
                                                                          -----------
                                                                            1,554,144
                                                                          -----------
BANKS--6.6%
     First Chicago NBD Corporation..........................    10,000        605,000
     Fleet Financial Group, Inc.............................     5,800        366,850
     KeyCorp................................................     6,100        340,837
     NationsBank Corporation................................     6,400        412,800
     Signet Banking Corporation.............................    12,700        457,200
                                                                          -----------
                                                                            2,182,687
                                                                          -----------
BEVERAGES--0.9%
     Anheuser-Busch Companies, Inc..........................     7,000        293,562
                                                                          -----------
BUILDING & FOREST PRODUCTS--2.8%
     Georgia Pacific Corporation............................     3,700        315,887
     Weyerhaeuser Company...................................    11,700        608,400
                                                                          -----------
                                                                              924,287
                                                                          -----------
BUILDING MATERIALS--0.3%
     Hanson PLC ADR.........................................     3,875         96,875
                                                                          -----------
CHEMICALS--4.7%
     The Dow Chemical Company...............................     5,600        487,900
     duPont (E.I.) de Nemours & Company.....................     6,000        377,250
     Eastman Chemical Company...............................     8,100        514,350
     Millennium Chemicals, Inc..............................     2,214         50,368
     Olin Corporation.......................................     3,000        117,188
                                                                          -----------
                                                                            1,547,056
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1997

                                                               SHARES        VALUE
                                                               ------        -----
CONGLOMERATES--1.2%
     Tenneco, Inc...........................................     8,800    $   397,650
                                                                          -----------
CONSUMER PRODUCTS--0.5%
     Tupperware Corporation.................................     4,500        164,250
                                                                          -----------
DRUGS--1.1%
     American Home Products Corporation.....................     4,800        367,200
                                                                          -----------
ENGINEERING & CONSTRUCTION--0.9%
     Harsco Corporation.....................................     7,400        299,700
                                                                          -----------
FINANCIAL SERVICES--4.7%
     Beneficial Corporation.................................     7,300        518,756
     Household International, Inc. .........................     6,100        716,369
     Transamerica Corporation...............................     3,300        308,756
                                                                          -----------
                                                                            1,543,881
                                                                          -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--1.8%
     Whirlpool Corporation..................................    11,100        605,644
                                                                          -----------
INSURANCE--5.2%
     American General Corporation...........................     6,088        290,702
     Aon Corporation........................................     6,900        357,075
     Lincoln National Corporation...........................     5,200        334,750
     Safeco Corporation.....................................     7,000        326,813
     St. Paul Companies, Inc................................     4,700        358,375
     TIG Holdings, Inc......................................     1,500         46,875
                                                                          -----------
                                                                            1,714,590
                                                                          -----------
LEISURE/TOYS--1.3%
     Fortune Brands, Inc....................................    11,000        410,437
                                                                          -----------
MACHINERY--3.3%
     Deere & Company........................................     8,600        471,925
     New Holland N.V........................................    23,000        629,625
                                                                          -----------
                                                                            1,101,550
                                                                          -----------
MEDICAL PRODUCTS & SUPPLIES--1.1%
     Baxter International, Inc..............................     7,200        376,200
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1997

                                                               SHARES        VALUE
                                                               ------        -----
METALS & MINING--3.3%
     Aluminum Company of America............................     8,300    $   625,612
     Reynolds Metals Company................................     6,600        470,250
                                                                          -----------
                                                                            1,095,862
                                                                          -----------
NATURAL GAS--1.4%
     Eastern Enterprises....................................    13,600        471,750
                                                                          -----------
OIL--DOMESTIC--5.2%
     Atlantic Richfield Company.............................     4,400        310,200
     Occidental Petroleum Corporation.......................    24,000        601,500
     Sun Company, Inc.......................................     1,410         43,710
     USX-Marathon Group, Inc................................    13,900        401,363
     Ultramar Diamond Shamrock Corporation..................    11,000        358,875
                                                                          -----------
                                                                            1,715,648
                                                                          -----------
OIL--INTERNATIONAL--1.9%
     British Petroleum PLC ADR..............................     4,250        318,219
     Chevron Corporation....................................     4,000        295,750
                                                                          -----------
                                                                              613,969
                                                                          -----------
PAPER--3.2%
     International Paper Company............................    11,600        563,325
     Union Camp Corporation.................................     4,200        210,000
     Westvaco Corporation...................................     9,000        282,937
                                                                          -----------
                                                                            1,056,262
                                                                          -----------
PHOTOGRAPHY & OPTICAL--1.4%
     Eastman Kodak Company..................................     6,000        460,500
                                                                          -----------
POLLUTION CONTROL--1.6%
     Browning-Ferris Industries, Inc........................    16,200        538,650
                                                                          -----------
RAILROADS--1.1%
     Norfolk Southern Corporation...........................     3,600        362,700
                                                                          -----------
RETAIL--5.1%
     Intimate Brands, Inc...................................     9,700        203,700
     J.C. Penney Company, Inc...............................     9,300        485,344
     May Department Stores Company..........................    11,800        557,550
     Sears, Roebuck & Company...............................     7,800        419,250
                                                                          -----------
                                                                            1,665,844
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1997

                                                               SHARES        VALUE
                                                               ------        -----
SAVINGS & LOANS--5.5%
     Fannie Mae.............................................     8,000    $   349,000
     Great Western Financial Corporation....................    12,700        682,625
     H.F. Ahmanson & Company................................    18,000        774,000
                                                                          -----------
                                                                            1,805,625
                                                                          -----------
SPECIALIZED SERVICES--0.8%
     Ogden Corporation......................................    11,500        250,125
                                                                          -----------
STEEL--1.8%
     USX-U.S. Steel Group, Inc..............................    17,000        596,063
                                                                          -----------
TELECOMMUNICATIONS--0.9%
     Harris Corporation.....................................     3,500        294,000
                                                                          -----------
TOBACCO--3.1%
     Gallaher Group PLC ADR(+)..............................     8,400        154,875
     Philip Morris Companies, Inc...........................    19,800        878,625
                                                                          -----------
                                                                            1,033,500
                                                                          -----------
TRUCKING--0.8%
     Ryder System, Inc......................................     8,000        264,000
                                                                          -----------
UTILITY--ELECTRIC--7.0%
     CMS Energy Corporation.................................    12,000        423,000
     Central & South West Corporation.......................     7,000        148,750
     DTE Energy Company.....................................     4,000        110,500
     Edison International...................................     6,000        149,250
     Energy Group PLC ADR...................................     3,875        164,203
     Illinova Corporation...................................    23,000        506,000
     New York State Electric & Gas Corporation..............     5,300        110,638
     PECO Energy Company....................................    11,300        237,300
     PacifiCorp.............................................     7,600        167,200
     Public Service Enterprises Group, Inc..................    11,000        275,000
                                                                          -----------
                                                                            2,291,841
                                                                          -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1997

                                                               SHARES        VALUE
                                                               ------        -----
UTILITY--TELEPHONE--7.6%
     AT & T Corporation.....................................    23,500    $   823,969
     Alltel Corporation.....................................    13,600        454,750
     NYNEX Corporation......................................     7,800        449,475
     SBC Communications, Inc................................     8,045        497,784
     US West Communications Group...........................     7,000        263,813
                                                                          -----------
                                                                            2,489,791
                                                                          -----------
     Total common stocks (cost $23,013,027).................               31,962,168
                                                                          -----------

                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES#--3.3%                 AMOUNT
--------------------------------------------------------------------------------------
     Lilly (Eli) & Co., 5.0949%.............................   $ 50,269         50,269
     General Mills, Inc., 5.245%............................    169,049        169,049
     Pitney Bowes, Inc., 5.2551%............................    344,713        344,713
     Warner-Lambert Co., 5.226%.............................    542,157        542,157
                                                                           -----------
     Total variable rate demand notes (cost $1,106,188).....                 1,106,188
                                                                           -----------
Total investments--100.3% (cost $24,119,215)................                33,068,356
Liabilities in excess of other assets--(0.3)%...............                  (109,504)
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $32,958,852
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 1997.

(+) Non-income producing security.

    ADR -- American Depository Receipts.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997

ASSETS:
     Investments, at value (cost $24,119,215)...............   $33,068,356
     Dividends and interest receivable......................        80,290
     Prepaid expenses.......................................         1,480
                                                               -----------
          Total assets......................................    33,150,126
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................         7,109
     Payable for investments purchased......................       164,863
     Accrued expenses and other liabilities.................        19,302
                                                               -----------
          Total liabilities.................................       191,274
                                                               -----------
          Net assets........................................   $32,958,852
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $22,276,738
     Undistributed net investment income....................         5,592
     Undistributed net realized gains on investments........     1,727,381
     Net unrealized appreciation on investments.............     8,949,141
                                                               -----------
          Net assets........................................   $32,958,852
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,019,384
     Net asset value per share (offering and redemption
      price)................................................   $     16.32
                                                               ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended June 30, 1997

INVESTMENT INCOME
  Income *
     Dividends..............................................  $  866,945
     Interest...............................................      41,704
                                                              ----------
          Total income......................................     908,649
                                                              ----------
  Expenses
     Advisory fee...........................................     147,584
     Legal and auditing fees................................       8,649
     Custodian fees and expenses............................      11,833
     Accounting fee.........................................      16,236
     Administration fee.....................................       5,005
     Trustees' fees and expenses............................      13,280
     Reports to shareholders................................       1,432
     Registration fees......................................       2,283
     Other expenses.........................................       2,890
                                                              ----------
          Total expenses....................................     209,192
     Less, expense reimbursement............................     (61,608)
                                                              ----------
          Net expenses......................................     147,584
                                                              ----------
  Net investment income.....................................     761,065
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on securities transactions...........   2,210,721
     Net change in unrealized appreciation of securities....   4,166,465
                                                              ----------
          Net gain on investments...........................   6,377,186
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $7,138,251
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    5,767
                                                              ==========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED           YEAR ENDED
                                                              JUNE 30, 1997        JUNE 30, 1996
                                                              -------------        -------------
OPERATIONS:
     Net investment income..................................   $   761,065          $   645,050
     Net realized gain on securities transactions...........     2,210,721              809,778
     Net change in unrealized appreciation of securities....     4,166,465            2,827,246
                                                               -----------          -----------
          Net increase in net assets resulting from
            operations......................................     7,138,251            4,282,074
                                                               -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................      (766,577)            (688,368)
     Net realized gain on securities transactions...........      (922,992)            (378,446)
                                                               -----------          -----------
          Total dividends and distributions.................    (1,689,569)          (1,066,814)
                                                               -----------          -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................     1,201,572            3,000,002
     Shares issued in connection with payment of dividends
       and distributions....................................     1,689,569            1,066,814
     Cost of shares redeemed................................       (30,000)             (22,500)
                                                               -----------          -----------
          Net increase in net assets from Fund share
            transactions....................................     2,861,141            4,044,316
                                                               -----------          -----------
Total Increase in Net Assets................................     8,309,823            7,259,576
NET ASSETS:
     Beginning of year......................................    24,649,029           17,389,453
                                                               -----------          -----------
     End of year*...........................................   $32,958,852          $24,649,029
                                                               ===========          ===========
*Including undistributed net investment income of:..........   $     5,592          $    11,105
                                                               ===========          ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................        81,632              234,558
     Shares issued in connection with payment of
       dividends............................................       116,057               83,286
     Shares redeemed........................................        (2,141)              (2,403)
                                                               -----------          -----------
          Net increase......................................       195,548              315,441
                                                               ===========          ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1997

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Income Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund. The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or the NASDAQ National Market System ("System") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or such System. Unlisted securities that are not included in such System are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with banks or broker-dealers that meet credit guidelines established by the Board of Trustees. In connection with transactions in repurchase agreements, it is the Fund's policy that the custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1997

           distribute net investment company taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the year ended June 30, 1997, the Advisor paid $61,608 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1997 were $7,807,927 and $5,839,074, respectively.

               At June 30, 1997 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $8,949,141, of which $9,289,204 related to appreciated securities and $340,063 related to depreciated securities. At June 30, 1997, the cost of investments for book and federal income tax purposes was $24,119,215.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                            JANUARY 29, 1993+
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED          THROUGH
                                            JUNE 30, 1997   JUNE 30, 1996   JUNE 30, 1995   JUNE 30, 1994     JUNE 30, 1993
                                            -------------   -------------   -------------   -------------   ------------------
Net Asset Value, Beginning of Period......     $13.51          $11.53          $ 9.89          $10.31             $10.00
                                               ------          ------          ------          ------            -------
  Income from Investment Operations:
    Net investment income.................       0.39            0.34            0.41            0.40               0.16
    Net realized and unrealized gain
      (loss) on investments...............       3.30            2.26            1.59           (0.24)              0.30
                                               ------          ------          ------          ------            -------
    Total from investment operations......       3.69            2.60            2.00            0.16               0.46
                                               ------          ------          ------          ------            -------
  Less Distributions:
    Dividends (from net investment
      income).............................      (0.40)          (0.40)          (0.34)          (0.38)             (0.15)
    Distributions (from realized gains)...      (0.48)          (0.22)          (0.02)          (0.20)             (0.00)
                                               ------          ------          ------          ------            -------
    Total distributions...................      (0.88)          (0.62)          (0.36)          (0.58)             (0.15)
                                               ------          ------          ------          ------            -------
Net Asset Value, End of Period............     $16.32          $13.51          $11.53          $ 9.89             $10.31
                                               ======          ======          ======          ======            =======
Total Return..............................      28.20%          22.93%          20.62%           1.38%             11.45%#
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)......      $33.0           $24.6           $17.4           $10.5               $7.1
Ratio of expenses to average net assets:
    Before expense reimbursement..........       0.75%           0.76%           1.05%           1.20%              1.45%#
    After expense reimbursement...........       0.53%           0.54%           0.58%           0.60%              0.60%#
Ratio of net investment income to average
  net assets:
    Before expense reimbursement..........       2.50%           2.78%           3.58%           3.32%              2.81%#
    After expense reimbursement...........       2.72%           3.00%           4.03%           3.91%              3.66%#
Portfolio turnover........................         22%             21%             29%             26%                 2%
Average commission rate per share.........    $0.0458             N/A             N/A             N/A                N/A

---------------

+ Commencement of operations.

# Annualized.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Equity Fund for Insurance
Companies:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Fund for Insurance Companies (one of the ten separately managed portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period January 29, 1993 (commencement of operations) through June 30, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1997 by correspondence with the custodian and the application of alternative procedures, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Milwaukee, WI
August 8, 1997